Cover	Jul. 20, 2026
Cover [Abstract]
Entity Registrant Name	OYOCAR GROUP INC.
Entity Central Index Key	0001994582
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 20, 2026
Entity Ex Transition Period	false
Entity File Number	000-56710
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1742455
Entity Address Address Line 1	23 Jalan Pulai Mesra 9
Entity Address Address Line 2	Bandar Kangkar Pulai
Entity Address City Or Town	Johor Bahru
Entity Address Country	MY
Entity Address Postal Zip Code	81110
City Area Code	60
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	124786028